STOCKHOLDERS' DEFICIT (Details)											1 Months Ended					3 Months Ended		12 Months Ended
	Jan. 11, 2023 $ / shares shares	Nov. 29, 2022 USD ($) $ / shares shares	Oct. 21, 2022	Oct. 13, 2022 USD ($) shares	Nov. 16, 2021 USD ($)	Aug. 30, 2021 USD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	May 18, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) $ / shares shares	May 12, 2021	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Nov. 30, 2021 shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 12, 2022 shares	Sep. 29, 2022 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) shares
Class of Stock
Common stock, Shares authorized (in shares)				1,000,000,000								1,000,000,000				1,000,000,000		1,000,000,000	1,000,000,000	200,000,000
Aggregate number of authorized shares (in shares)				1,010,000,000
Reverse stock split conversion ratio			0.01					1		0.064
Percentage of affirmative votes required to remove directors from the Board								66.3333%
Reverse stock split approved								1-for-15.625
voting rights																		one vote per share
Common stock issued pursuant to consulting agreement | $											$ 123,000							$ 123,000	$ 595,500
Number of shares of common stock issued											750					1,277,140
Issue price (in dollars per share) | $ / shares																$ 4.20
Proceeds from issuance of common stock | $																		8,100,000
Net proceeds of after deducting underwriting discounts and commissions | $																		700,000
Direct offering expenses | $																		500,000
Value of shares issued | $																$ 5,000,003
Converted outstanding principal | $																	$ 888,930
Stock-based compensation expense | $																105,594	$ 139,093
Contingent consideration liability | $												$ 12,179,476				$ 12,098,475		12,098,475	12,179,476
Exercise of warrants | $																			1,768,046
Deferred offering costs | $												$ 367,696							367,696
Interest expense | $					$ 427,700													$ 573,455	$ 825,219
Exercise price of warrants | $ / shares																$ 3.80
Common stock par value (in dollars per share) | $ / shares												$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Pre-funded warrants
Class of Stock
Number of shares of common stock issued upon conversion of debt	802,140
Number of shares of common stock issued																802,140
Warrants issued	802,140
Number of shares resulting from conversion	802,140
General and administrative expenses
Class of Stock
Value of shares issued | $												$ 339,000
Stock-based compensation expense | $																		$ 421,442	$ 3,325,897
Stateside
Class of Stock
Fair value of shares issued | $						$ 3,403,196
Number of shares of common stock issued						1,101,538
Sundry
Class of Stock
Fair value of shares issued | $																		$ 1,000,000
Number of shares of common stock issued																		90,909
Common Stock
Class of Stock
Common stock, Shares authorized (in shares)								200,000,000										1,000,000,000
Number of shares of common stock issued upon conversion of debt																	8,739
Number of shares of common stock issued																1,277,140
Value of shares issued | $																$ 128
Warrants were exercised														3,550	319
Exercise of warrants | $														$ 1,622,350	$ 145,696
Number of shares resulting from conversion																	8,739
Common stock par value (in dollars per share) | $ / shares																		$ 0.0001
Common Stock | Stateside
Class of Stock
Stock to the respective sellers								11,015
Common Stock | H&J and Stateside acquisitions
Class of Stock
Stock to the respective sellers								21,928
Preferred Stock
Class of Stock
Preferred stock, shares authorized (in shares)								10,000,000
Subsequent events | Pre-funded warrants
Class of Stock
Number of shares of common stock issued upon conversion of debt	802,140
Warrants issued	802,140
Number of shares resulting from conversion	802,140
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Equity purchase agreement
Class of Stock
Number of shares of common stock issued																		1,264
Deferred offering costs | $												367,696							367,696
Securities purchase agreement
Class of Stock
Gross proceeds | $		$ 10,000,000.0
Securities purchase agreement | Pre-funded warrants
Class of Stock
Warrants issued		1,650,181
Securities purchase agreement | Statement scenario one
Class of Stock
Share issued price | $ / shares		$ 5.50
Securities purchase agreement | Statement scenario one | Class B Warrants
Class of Stock
Warrants issued		168,000
Securities purchase agreement | Statement scenario one | Class C Warrants
Class of Stock
Warrants issued		168,000
Securities purchase agreement | Statement scenario Two
Class of Stock
Warrants issued		1,650,181
Share issued price | $ / shares		$ 5.50
Exercise price of warrants | $ / shares		$ 0.0001
Aggregate gross proceeds from Offering | $		$ 10,000,000
Securities purchase agreement | Statement scenario Two | Class B Warrants
Class of Stock
Warrants issued		1,650,181
Securities purchase agreement | Statement scenario Two | Class C Warrants
Class of Stock
Warrants issued		1,650,181
Securities purchase agreement | Statement scenario Two | Pre-funded warrants
Class of Stock
Warrants exercisable		1,650,181
Securities purchase agreement | Common Stock
Class of Stock
Aggregate number of authorized shares (in shares)		168,000
Number of shares of common stock issued		1,818,181
Proceeds from issuance of common stock | $		$ 9,000,000.0
Warrants issued		168,000
FirstFire
Class of Stock
Number of shares of common stock issued													300
Oasis Capital
Class of Stock
Number of shares of common stock issued													1,000
Debt conversion price (in dollars per share) | $ / shares																		$ 3.601
Oasis and FirstFire Notes
Class of Stock
Number of shares of common stock issued upon conversion of debt																		1,995,183
Converted outstanding principal | $																		$ 9,465,000
Number of shares resulting from conversion																		1,995,183
Oasis and FirstFire Notes | Equity purchase agreement
Class of Stock
Number of shares of common stock issued upon conversion of debt																		1,995,183
Number of shares resulting from conversion																		1,995,183
December Notes
Class of Stock
Number of shares of common stock issued																		60,000
Fair value of shares issued | $																		$ 264,000
December Notes | Securities purchase agreement
Class of Stock
Number of shares of common stock issued																60,000		60,000
Exercise price of warrants | $ / shares																$ 4.26		$ 4.26
Series A preferred stock
Class of Stock
Stated Value | $
Preferred stock, shares outstanding												0				0		0	0
Redemption of shares | $				$ 25,000
Preferred stock, shares authorized (in shares)												1				1		1	1
Preferred stock | $
Series A preferred stock | Chief Executive Officer
Class of Stock
Stated Value | $																						$ 25,000
Preferred stock, shares outstanding																						250,000,000
Preferred stock | $																						$ 25,000
Series A Convertible Preferred Stock
Class of Stock
Stated Value | $																$ 1		$ 1			$ 1,000
Conversion price (in dollars per share) | $ / shares																					$ 9.30
Preferred stock, shares outstanding												0				6,300		6,300	0
Preferred stock, shares authorized (in shares)												0				6,800		6,800	0		6,800
Preferred stock | $																$ 1		$ 1			$ 1,000
IPO
Class of Stock
Number of shares of common stock issued									24,096									373,898
Number of shares agreed to issued and sell																		373,898
Issue price (in dollars per share) | $ / shares																		$ 23
Number of option days granted to purchase an additional shares																		45 days
Gross proceeds from the offering | $																		$ 9,300,000
Proceeds from issuance of common stock | $									$ 8,600,000
Maximum number of additional shares allowed to purchase within 45 option days																		56,085
Warrants issued									27,771
Aggregate net proceeds | $								$ 8,600,000
Underwriting commissions | $								800,000
Direct offering expenses | $								600,000
Converted outstanding principal | $								$ 2,680,289
Underwriting discounts and commissions | $									$ 800,000
Share issued price | $ / shares									$ 415									$ 25
IPO | Common Stock
Class of Stock
Number of shares of common stock issued upon conversion of debt								11,352
Number of shares of common stock issued								24,096
Issue price (in dollars per share) | $ / shares								$ 415
Number of shares resulting from conversion								11,352
IPO | Management
Class of Stock
Number of shares of common stock issued upon conversion of debt								1,524
Converted outstanding principal | $								$ 257,515
Stock-based compensation expense | $								$ 233,184
Number of shares resulting from conversion								1,524
IPO | Series A preferred stock | Preferred Stock
Class of Stock
Preferred Stock converted								40,272
Over-allotment option
Class of Stock
Warrants issued									3,614
Over-allotment option | Common Stock
Class of Stock
Number of shares of common stock issued							3,614
Issue price (in dollars per share) | $ / shares							$ 415
Aggregate net proceeds | $							$ 1,400,000
Underwriting discounts and commissions | $							$ 100,000
Consulting agreement
Class of Stock
Number of shares of common stock issued																		500
Value of shares issued | $												$ 1,500
Guaranteed equity value of shares issued | $																		$ 250,000
Contingent consideration liability | $																		$ 67,000
Issued upon settlement of contingent liability																			415